Lease obligations (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease obligations
Lease Obligations Beginning	$ 2,301,542	$ 595,517
Additions	0	2,252,803
Operating lease payments	(240,676)	(364,712)
Finance lease principal payments	(565,969)	(359,706)
Lease accretion	113,041	99,803
Foreign exchange	(34,636)	77,837
Lease Obligations Ending	1,573,302	2,301,542
Current portion of lease obligations	752,378	693,607
Long-term lease obligations	$ 820,924	$ 1,607,935